Consolidated Statements of Comprehensive Income, by Nature - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit (loss)
Revenues	$ 1,494,119,513	$ 1,481,554,138	$ 1,599,032,140
Other operating income	144,254,921	39,500,045	35,904,948
Revenues and Other Operating Income from continuing operations	1,638,374,434	1,521,054,183	1,634,937,088
Raw materials and consumables used	(834,936,802)	(809,974,152)	(903,978,006)
Contribution Margin from continuing operations	803,437,632	711,080,031	730,959,082
Other work performed by the entity and capitalized	4,673,011	7,449,013	7,226,484
Employee benefits expense	(49,731,269)	(53,800,538)	(54,222,470)
Depreciation and amortization expense	(107,456,139)	(117,765,263)	(117,337,553)
Impairment loss recognized in the period’s profit or loss	(280,020,263)
Reversals of losses on impairment on financial assets under IFRS 9	(1,347,346)	(100,900)	55,494
Other expenses	(88,636,766)	(82,478,947)	(102,821,020)
Operating Income from continuing operations	280,918,860	464,383,396	463,860,017
Other gains (losses), net	1,681,178	3,434,503	113,088,869
Financial income	9,420,340	5,778,242	5,273,672
Financial costs	(65,711,082)	(48,189,495)	(50,851,829)
Share of profit (loss) of associates and joint ventures accounted for using the equity method	545,640	3,281,453	(2,696,904)
Foreign currency exchange differences	3,085,739	(3,055,807)	8,822,301
Gains from indexed assets and liabilities, net	(5,157,076)	(2,480,291)	145,608
Income before taxes	224,783,599	423,152,001	537,641,734
Income tax expense, continuing operations	(23,457,536)	(104,946,765)	(112,099,519)
NET INCOME	201,326,063	318,205,236	425,542,215
Discontinued operations
NET PROFIT FOR THE YEAR	201,326,063	318,205,236	425,542,215
Net profit for the year attributable to
Shareholders of the parent company	196,343,162	309,029,455	418,453,814
Non-controlling interests	4,982,901	9,175,781	7,088,401
NET INCOME	$ 201,326,063	$ 318,205,236	$ 425,542,215
Basic earnings per share [Abstract]
Basic earnings per share from continuing operations	$ 23.94	$ 37.68	$ 51.02
Total Basic earnings per share	$ 23.94	$ 37.68	$ 51.02
Weighted average number of shares of common stock	8,201,754.58	8,201,754.58	8,201,754.58
Diluted earnings per share [Abstract]
Diluted earnings per share from continuing operations	$ 23.94	$ 37.68	$ 51.02
Total Diluted earnings per share	$ 23.94	$ 37.68	$ 51.02
Weighted average number of shares of common stock	8,201,754.58	8,201,754.58	8,201,754.58
Components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss, before income taxes
Remeasurement gains (losses) from defined benefit plans	$ (3,646,705)	$ (325,252)	$ 251,976
Other comprehensive income (loss) that will not be reclassified subsequently to profit or loss	(3,646,705)	(325,252)	251,976
Components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
(Losses) Foreign currency translation differences	(4,310,498)	(5,522,334)	(3,690,798)
(Losses) gains on other financial assets measured at fair value through OCI	(4)	(15)	8
(Losses) gains from cash flow hedges	(78,822,761)	(157,077,145)	73,333,487
Reclassification adjustments in cash flow hedges transferred to profit or loss	11,930,158	18,227,145	23,976,029
Other comprehensive loss that will be reclassified subsequently to profit or loss	(71,203,105)	(144,372,349)	93,618,726
Total other comprehensive income (loss), before income taxes	(74,849,810)	(144,697,601)	93,870,702
Income taxes related to components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss
Income tax related to defined benefit plans	984,610	87,818	(68,034)
Income tax related to components of other comprehensive income (loss) that will not be reclassified subsequently to profit or loss	984,610	87,818	(68,034)
Income taxes related to components of other comprehensive income (loss) that will be reclassified subsequently to profit or loss, before income taxes
Income tax related to cash flow hedge	18,061,004	37,616,791	(26,139,149)
Income tax related to available-for-sale financial assets	1	4	(2)
Income taxes related to components of comprehensive income (losses) that will be reclassified subsequently to profit or loss	18,061,005	37,616,795	(26,139,151)
Total Other Comprehensive Income (Loss)	(55,804,195)	(106,992,988)	67,663,517
TOTAL COMPREHENSIVE INCOME	145,521,868	211,212,248	493,205,732
Comprehensive income (loss) attributable to
Shareholders of the parent company	140,538,967	202,172,256	486,205,094
Non-controlling interests	$ 4,982,901	$ 9,039,992	$ 7,000,638